                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 2, 2012
             TO THE PROSPECTUS DATED APRIL 30, 2012, AS REVISED AND
                           REPRINTED AUGUST 20, 2012

This supplement describes a new Investment Portfolio for the Class O contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 30, 2012, as revised and reprinted August 20, 2012.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

For contract owners who have elected the GMIB Max IV rider, the MetLife Multi-Index Targeted Risk Portfolio (Class B) of Met Investors Series Trust is expected to be available for allocations of Purchase Payments and transfers of Account Value on November 12, 2012.

In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                          ACQUIRED    TOTAL    CONTRACTUAL  NET TOTAL
                                        12B-1/              FUND      ANNUAL     EXPENSE      ANNUAL
                           MANAGEMENT  SERVICE    OTHER   FEES AND  PORTFOLIO   SUBSIDY OR  PORTFOLIO
                              FEES       FEES   EXPENSES  EXPENSES   EXPENSES    DEFERRAL    EXPENSES
-------------------------- ----------- -------- --------- --------- ---------- ------------ ----------
MetLife Multi-Index
  Targeted Risk Portfolio*       0.18%    0.25%     3.70%     0.21%      4.34%        3.53%      0.81%

* The fees and expenses of the Portfolio are estimated for the year ending December 31, 2012.

                                                                   SUPP-NYO1112

In APPENDIX B, "Participating Investment Portfolios," add the following after "MET INVESTORS SERIES TRUST - GMIB Max Portfolios (Class B)":

MET INVESTORS SERIES TRUST - GMIB MAX IV PORTFOLIO (CLASS B)

In addition to the Met Investors Series Trust portfolios listed above, the following Class B Investment Portfolio is available under the contract if you elect the GMIB Max IV rider. If you do not elect the GMIB Max IV rider, the following Investment Portfolio is not available for investment.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Management, LLC (formerly, MetLife Investment Advisors Company, LLC)

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

2. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for the GMIB Max IV Rider," replace the first paragraph with the following:

If you elect the GMIB Max IV rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios (except as noted below):

(a) AllianceBernstein Global Dynamic Allocation Portfolio

(b) AQR Global Risk Balanced Portfolio

(c) BlackRock Global Tactical Strategies Portfolio

(d) Invesco Balanced-Risk Allocation Portfolio

(e) JPMorgan Global Active Allocation Portfolio

(f) MetLife Balanced Plus Portfolio

(g) Schroders Global Multi-Asset Portfolio

(h) MetLife Multi-Index Targeted Risk Portfolio*

* The MetLife Multi-Index Targeted Risk Portfolio is available only if you elect the GMIB Max IV rider.

Replace the sixth paragraph with the following:

Restrictions on Investment Allocations After Rider Terminates. If you elected the GMIB Max IV rider and it terminates, you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, except the Multi-Index Targeted Risk Portfolio will no longer be available. You may no longer allocate subsequent Purchase Payments or transfer Account Value to the MetLife Multi-Index Targeted Risk Portfolio. You may leave Account Value in the MetLife Multi-Index Targeted Risk Portfolio, but once you transfer Account Value from the MetLife Multi-Index Targeted Risk Portfolio to another Investment Portfolio, you will not be permitted to transfer it back to the MetLife Multi-Index Targeted Risk Portfolio.

3. MAXIMUM TOTAL ANNUAL PORTFOLIO EXPENSES

In the "FEE TABLES AND EXAMPLES" section, in the "Total Annual Portfolio Expenses" table, change the maximum from "1.34%" to "4.34%".

4. EXAMPLES

In the "FEE TABLES AND EXAMPLES" section, in the "Examples" subsection, replace Chart 1 and Chart 2 with the following:

CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the GMIB Max IV rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                      Time Periods
               1 year    3 years    5 years    10 years
             ---------- ---------- ---------- ----------
maximum      (a) $1,297 (a) $2,727 (a) $4,172 (a) $7,402
minimum      (b) $  919 (b) $1,627 (b) $2,399 (b) $4,157

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                     Time Periods
              1 year   3 years    5 years    10 years
             -------- ---------- ---------- ----------
maximum      (a) $797 (a) $2,367 (a) $3,902 (a) $7,402
minimum      (b) $419 (b) $1,267 (b) $2,129 (b) $4,157

CHART 2. Chart 2 assumes that you do not select the optional Annual Step-Up Death Benefit rider or the GMIB Max IV rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

                      Time Periods
               1 year    3 years    5 years    10 years
             ---------- ---------- ---------- ----------
maximum      (a) $1,120 (a) $2,201 (a) $3,305 (a) $5,716
minimum      (b) $  742 (b) $1,081 (b) $1,462 (b) $2,132

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

                     Time Periods
              1 year   3 years    5 years    10 years
             -------- ---------- ---------- ----------
maximum      (a) $620 (a) $1,841 (a) $3,035 (a) $5,716
minimum      (b) $242 (b) $  721 (b) $1,192 (b) $2,132

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                              Telephone: (800) 709-2811
Irvine, CA  92614